Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disclosure Text Block [Abstract]
Inventory
5.	Inventory
Inventory consists of the following (in thousands):

	September 30, 2023	December 31, 2022
Finished goods	$2,225	$2,096
Work in progress	366	213
Raw materials	1,428	1,556

Total Inventory	$4,019	$3,865

Inventory is stated net of $0.7 million and zero for the provision for excess and obsolete inventory as of September 30, 2023 and December 31, 2022, respectively.

4.	Inventory
Inventory consists of the following (in thousands):

	December 31,
	2022	2021
Finished goods	$2,096	$1,609
Work in progress	213	216
Raw materials	1,556	890

Total Inventory	$3,865	$2,715

Due to the nature of the business being
on-demand
manufacturing, the Company has not recognized any costs related to inventory write-downs, excess quantities, or obsolescence of inventories during the years ended December 31, 2022 and
2021.